--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 JULY 31, 2002
--------------------------------------------------------------------------------






                                   VALUE LINE

                                   AGGRESSIVE

                                  INCOME TRUST









                                     [LOGO]
                                   VALUE LINE
                              NO-LOAD MUTUAL FUNDS



--------------------------------------------------------------------------------


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110
SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729
INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036
LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830
TRUSTEES               Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr
OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER


THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE TRUST WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS, AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.


THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE TRUST (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #522856

VALUE LINE AGGRESSIVE INCOME TRUST
                                                    TO OUR VALUE LINE AGGRESSIVE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

During the six months ended July 31, 2002 the total return of the Value Line Aggressive Income Trust was -6.30%. This record outperformed the Lehman Brothers U.S. Corporate High Yield Index(1), a proxy for the overall high-yield market, which lost 9.63% over the same period.

Thus far in 2002, it has been a difficult year for the High Yield market. The combination of uneven economic growth, continued accounting scandals, and the liquidity problems facing many corporate balance sheets has resulted in poor returns. In fact, the most recent three-month period, from May through July, was the worst in the history of the High Yield sector. Although ample liquidity continues to be provided by the U.S. Federal Reserve, the default rate in the United States is forecast by Moody's to be headed for its second straight year of approximately 10%. While the market appears to have already discounted many of the future potential economic hurdles, as evidenced by the excess yields on single B credit issues over Treasury bond yields, we continue to try to take a more conservative investment approach until it becomes clear that most of the excesses of the last few years have worked their way through the market.

Due to the current domestic economic uncertainty, and the international tensions related to terrorism and the possibility of military conflict in the Middle East, we are focusing our investments in the more liquid and stronger credits available in the High Yield sector. Additionally, the portfolio is broadly diversified to lessen exposure to any one industry. No one sector accounts for more than 10% of the portfolio. Currently, Hotel and Gaming, Medical and Healthcare Services, Energy related securities, and Retailers, are among the largest sector holdings of the Fund. Capital appreciation combined with an attractive dividend yield, remain our goals. Thank you for your continued investment.


                                Sincerely,


                                /s/ Jean Bernhard Buttner



                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT




September 16, 2002


--------------------------------------------------------------------------------
(1) THE LEHMAN BROTHER U.S. CORPORATE HIGH YIELD INDEX IS REPRESENTATIVE OF
    THE BROAD BASED FIXED-INCOME MARKET. IT INCLUDES NON-INVESTMENT GRADE CORPORATE BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES,
    EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS UNMANAGED INDEX.



--------------------------------------------------------------------------------
2

                                              VALUE LINE AGGRESSIVE INCOME TRUST

INCOME TRUST SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The economic recovery, which slowed noticeably during the second quarter of this year, with the nation's gross domestic product increasing by an anemic 1.1%, now seems poised to move onto a somewhat faster, and, we believe, sustainable upward path. Our cautious optimism on the business outlook for the second half reflects the ongoing strength of such key sectors as autos and housing and the indications of a gradual and somewhat selective emergence of the industrial sector from its prolonged slump.

Also contributing to our optimism for a sustained business expansion are continued low interest rates. The Federal Reserve Board, which put into effect a succession of interest rate cuts last year, now appears in no hurry to lift borrowing costs. That's even though economic activity could well firm up modestly in the months ahead. In fact, the Fed has raised the possibility that it might be open to reducing rates again should the prospective improvement in the second-half economy not be forthcoming. Overall, we expect the economy to expand by 2.5%-3.0% in the second half of this year and to then to grow at a 3.0%-3.5% rate in 2003. Our expectations assume that oil supplies will remain adequate (in spite of the threat of a war with Iraq) and that equity prices will stabilize sufficiently to keep consumers from reining in their spending.

Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next year or two, some modest increases in pricing pressures may evolve. Absent a more vigorous business recovery than we now project, or a prolonged rise in oil prices, inflation should remain on the modest side through 2003, and perhaps, beyond.


PERFORMANCE DATA:*



                                          1 YEAR ENDED     5 YEARS ENDED     10 YEARS ENDED
                                             6/30/02          6/30/02           6/30/02
                                         --------------   ---------------   ---------------
Average Annual Total Return* .........         -.53%            -2.13%            4.92%


                                          1 YEAR ENDED     5 YEARS ENDED     10 YEARS ENDED
                                             7/31/02          7/31/02           7/31/02
                                         --------------   ---------------   ---------------
Average Annual Total Return* .........        -5.95%            -3.66%            4.22%

--------------------------------------------------------------------------------
(*) THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
    AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL
    RETURNS INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE
    WORTH MORE OR LESS THAN ITS ORIGINAL COST.


--------------------------------------------------------------------------------
                                                                               3

VALUE LINE AGGRESSIVE INCOME TRUST


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


  PRINCIPAL
    AMOUNT                                                                                                              VALUE
--------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS & NOTES (9.8%)

              ADVERTISING (9.8%)
$  500,000    Doubleclick, Inc., Subordinated Notes, 43/4%, (each note is convertible to 24.2424 shares of Common
              Stock at any time) 3/15/06 ............................................................................  $ 393,750
                                                                                                                       ---------

              AUTO PARTS (0.9%)
   500,000    Tower Automotive, Inc., Senior Subordinated Notes, 5%, (each note is convertible to 38.6399 shares of
              Common Stock at any time) 8/1/04 ......................................................................    445,625
                                                                                                                       ---------

              BIOTECHNOLOGY (0.6%)
   500,000    Human Genome Sciences, Inc., Subordinated Notes, 33/4%, (each note is convertible to 9.1324 shares
              of Common Stock at any time) 3/15/07 ..................................................................    331,250
                                                                                                                       ---------

              COMPUTER & PERIPHERALS (0.9%)
   500,000    Quantum Corp., Senior Subordinated Notes, 7%, (each note is convertible to 21.59 shares of Quantum
              Corp. -- DLT Storage and 10.79 shares of Quantum Corp. -- Hard Disk Drive Common Stock at
              any time) 8/1/04 ......................................................................................    466,250
                                                                                                                       ---------

              DRUG (1.3%)
   500,000    Inhale Therapeutic Systems, Inc., Subordinated Notes, 31/2% (each note is convertible to 19.8177 shares
              of Common Stock at anytime) 10/17/07 ..................................................................    246,250
   500,000    IVAX Corp., Senior Subordinated Notes, 41/2% (each note is convertible to 24.9688 shares of Common
              Stock at anytime) 5/15/08 .............................................................................    390,625
                                                                                                                       ---------
                                                                                                                         636,875
              FOOD WHOLESALERS (0.8%)                                                                                  ---------
   500,000    Fleming Cos., Inc., Senior Subordinated Notes, 51/4% (each note is convertible to 33.036 shares of
              Common Stock at anytime) 3/15/09 ......................................................................    411,875
                                                                                                                       ---------

              MEDICAL SERVICES (0.8%)
   500,000    Res-Care, Inc., Senior Notes, 6% (each note is convertible to 53.168 share of Common Stock at
              anytime) 12/1/04 ......................................................................................    379,375
                                                                                                                       ---------

              RETAIL STORE (0.4%)
   250,000    Penney (J.C.) Co., Inc. Subordinated Notes, 5% (each note is convertible to 35.0877 shares of
              Common Stock at anytime) 10/15/08 .....................................................................    222,500
                                                                                                                       ---------

              TELECOMMUNICATIONS EQUIPMENT (1.6%)
   250,000    Cienna Corp., Subordinated Notes, 33/4% (each note is convertible to 9.5808 shares of Common Stock
              at anytime) 2/1/08 ....................................................................................    150,625
   500,000    Jupiter Networks, Inc., Subordinated Notes, 43/4% (each note is convertible to 6.099 shares of Common
              Stock at anytime) 3/15/07 .............................................................................    322,500
   500,000    ONI Systems Corp., Subordinated Notes, 5% (each note is convertible to 7.7525 shares of Common
              Stock at anytime) 10/15/05 ............................................................................    337,500
                                                                                                                       ---------
                                                                                                                         810,625
                                                                                                                       ---------

--------------------------------------------------------------------------------
4

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                   JULY 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.0%)
$1,000,000    Akamai Technologies, Inc., Subordinated Notes, 51/2%, (each note is convertible to 8.6603 shares of Common Stock at any time) 7/1/07 .................................................................. $ 385,000
   500,000    Gilat Satellite Network, Ltd., Subordinated Notes, 41/4%, (each note is convertible to 5.371 shares
              of Common Stock at anytime) 3/15/05 ..................................................................   102,500
                                                                                                                     ---------
                                                                                                                       487,500
                                                                                                                     ---------
              TOBACCO (0.7%)
   500,000    Vector Group, Ltd., Subordinated Notes, 61/4%, (each note is convertible to 29.7089 shares of
              Common Stock at anytime) 7/15/08(1) ..................................................................   356,875
                                                                                                                     ---------
              TOTAL CONVERTIBLE BONDS & NOTES
              (COST $5,676,656) .................................................................................... 4,942,500
                                                                                                                     ---------
CORPORATE BONDS & NOTES (78.9%)

              CABLE TV (4.0%)
   500,000    Adelphia Communications Corp. Senior Notes, 101/4%, 11/1/06(3) .......................................   155,000
   750,000    Charter Communications Holdings, Senior Notes, 95/8%, 11/15/09 .......................................   465,000
 1,000,000    Insight Communications, Inc., Senior Discount Notes, (zero coupon until 2/15/06, 121/4%
              thereafter) 2/15/11 ..................................................................................   350,000
 1,000,000    MediaCom LLC, Senior Notes, 91/2%, 1/15/13 ...........................................................   695,000
 2,000,000    RCN Corp., Senior Discount Notes, (zero coupon until 10/15/02, 111/8% thereafter) 10/15/07 ...........   340,000
                                                                                                                     ---------
                                                                                                                     2,005,000
                                                                                                                     ---------
              DIVERSIFIED COMPANIES (0.6%)
   500,000    Holmes Products Corp., Senior Subordinated Notes, Series 97/8%, 11/15/07 .............................   325,000
                                                                                                                     ---------
              DRUG (2.0%)
 1,000,000    Watson Pharmaceuticals, Inc. Senior Notes, 71/8%, 5/15/08 ............................................ 1,009,062
                                                                                                                     ---------
              ELECTRIC UTILITY -- CENTRAL (1.0%)
   500,000    Utilicorp United, Inc. Senior Notes, 7%, 7/15/04 .....................................................   473,653
                                                                                                                     ---------
              ELECTRIC UTILITY -- EAST (1.1%)
 1,000,000    AES Corp., Inc., Senior Notes, 83/8%, 8/15/07 ........................................................   220,000
   500,000    PSE&G Energy Holdings, Inc., Senior Notes, 85/8%, 2/15/08 ............................................   321,522
                                                                                                                     ---------
                                                                                                                       541,522
                                                                                                                     ---------
              ELECTRIC UTILITY -- WEST (0.7%)
   500,000    PG&E National Energy Group, Inc., Senior Notes, 103/8%, 5/16/11 ......................................   370,000
                                                                                                                     ---------
              ENTERTAINMENT (5.0%)
   500,000    Echostar DBS Corp., Senior Notes, 91/4%, 2/1/06 ......................................................   466,250
   500,000    IMAX Corp., Senior Notes, 77/8%, 12/1/05 .............................................................   372,500
   500,000    Royal Caribbean Cruises Ltd., Senior Notes, 71/4%, 8/15/06 ...........................................   445,000
   500,000    Satellite Radi Inc., Senior Secured Notes, 14%, 3/15/10 ..............................................   170,000
 1,000,000    Star Choice Communications, Inc., Senior Secured Notes, 13%, 12/15/05 ................................ 1,041,250
                                                                                                                     ---------
                                                                                                                     2,495,000
                                                                                                                     ---------

--------------------------------------------------------------------------------
                                                                               5

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                                                      VALUE
---------------------------------------------------------------------------------------------------------
              FINANCIAL SERVICES (0.7%)
$ 500,000     Vesta Insurance Group, Inc., Senior Debentures, 83/4%, 7/15/25 .............   $ 345,293
                                                                                             ---------
              FOOD PROCESSING (0.7%)
  500,000     Land O Lakes Inc., Senior Notes, 83/4%, 11/15/11 ...........................     340,000
                                                                                             ---------
              FOREIGN TELECOMMUNICATIONS (0.1%)
  500,000     AT&T Canada Inc., Senior Notes, 7.650%, 9/15/06 ............................      65,625
  500,000     World Access, Inc., Senior Notes, 131/4%, 1/15/08(3) .......................       5,000
                                                                                             ---------
                                                                                                70,625
                                                                                             ---------
              GROCERY (2.9%)
  500,000     Great Atlantic & Pacific Tea Co., Inc., Senior Notes, 91/8%, 12/15/11 ......     455,000
1,000,000     Winn Dixie Stores, Inc., Senior Notes, 87/8%, 4/1/08 .......................   1,006,250
                                                                                             ---------
                                                                                             1,461,250
                                                                                             ---------
              HEALTHCARE INFORMATION SYSTEMS (2.9%)
  500,000     HealthSouth Corp., Senior Subordinated Notes, 103/4%, 10/1/08 ..............     512,500
  500,000     Iasis Healthcare Corp., Senior Subordinated Notes, 13%, 10/15/09 ...........     520,000
  500,000     Matria Healthcare Inc., Senior Notes, 11%, 5/1/08 ..........................     435,000
                                                                                             ---------
                                                                                             1,467,500
                                                                                             ---------
              HOME BUILDING (3.0%)
  500,000     Senior Housing Properties Trust, Senior Notes, 85/8%, 1/15/12 ..............     497,500
1,000,000     WCI Communities Inc., Senior Subordinated Notes, 105/8%, 2/15/11 ...........   1,000,000
                                                                                             ---------
                                                                                             1,497,500
                                                                                             ---------
              HOTEL/GAMING (9.7%)
1,000,000     Eldorado Resorts LLC, Senior Subordinated Notes, 101/2%, 8/15/06 ...........     975,000
1,000,000     Hilton Hotels Corp., Senior Notes, 71/2%, 12/15/17 .........................     912,112
1,000,000     Isle of Capri Casinos, Inc., Senior Subordinated Notes, 83/4%, 4/15/09 .....     990,000
1,000,000     Meristar Hospitality Corp., Senior Notes, 9%, 1/15/08 ......................     937,500
1,000,000     Meritage Corp., Senior Notes, 93/4%, 6/1/11 ................................   1,015,000
                                                                                             ---------
                                                                                             4,829,612
                                                                                             ---------
              INDUSTRIAL SERVICES (0.4%)
  500,000     Williams Companies, Inc., Notes, 75/8%, 7/15/19 ............................     220,000
                                                                                             ---------
              MACHINERY (1.5%)
  500,000     Briggs & Stratton Corp., Senior Notes, 87/8%, 3/15/11 ......................     510,000
  250,000     Case Corp., Notes, 71/4%, 8/1/05 ...........................................     235,270
                                                                                             ---------
                                                                                               745,270
                                                                                             ---------
              MEDICAL SERVICES (4.9%)
  500,000     Res-Care, Inc., Senior Notes, 105/8%, 11/15/08 .............................     447,500
1,000,000     U.S. Oncology Inc., Senior Notes, 95/8%, 2/1/12 ............................     970,000
1,000,000     United Surgical Partners Senior Subordinated Notes, 10%, 12/15/11 ..........   1,027,500
                                                                                             ---------
                                                                                             2,445,000
                                                                                             ---------

--------------------------------------------------------------------------------
6

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                   JULY 31, 2002
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
              METAL FABRICATING (0.9%)
$ 500,000     Wolverine Tube, Inc., Senior Notes, 101/2%, 4/1/09(1) .....................................   $ 465,000
                                                                                                            ---------
              NATURAL GAS -- DIVERSIFIED (1.0%)
  750,000     Energy Corp., of America, Senior Subordinated Notes, Series "A", 91/2%, 5/15/07 ...........     480,000
                                                                                                            ---------
              OILFIELD SERVICES/EQUIPMENT (2.4%)
  250,000     Compagnie Generale de Geophysics, Inc., Senior Subordinated. Notes, 105/8%, 11/15/07 ......     246,250
1,000,000     Lone Star Technologies, Inc., Senior Subordinated Notes, 9%, 6/1/11 .......................     960,000
                                                                                                            ---------
                                                                                                            1,206,250
                                                                                                            ---------
              PACKAGING & CONTAINER (4.4%)
  690,000     Four M Corp., Senior Secured Notes, Series "B", 12%, 6/1/06 ...............................     710,700
  500,000     Pliant Corp., Senior Subordinated Notes, 13%, 6/1/10 ......................................     512,500
1,000,000     Tekni-Plex, Inc., Senior Subordinated Notes, 123/4%, Series "B", 6/10/10 ..................     980,000
                                                                                                            ---------
                                                                                                            2,203,200
                                                                                                            ---------
              PAPER & FOREST PRODUCTS (0.3%)
  181,000     Georgia-Pacific Corp., Debentures, 91/2%, 12/1/11 .........................................     166,640
                                                                                                            ---------
              PETROLEUM -- INTEGRATED (0.9%)
  500,000     Clark Refining & Marketing Inc., Senior Subordinated Notes, 87/8%, 11/15/07 ...............     475,000
                                                                                                            ---------
              PETROLEUM -- PRODUCING (7.7%)
  500,000     Abraxas Petroleum Corp., Senior Secured Notes, Series "A", 111/2%, 11/1/04 ................     280,000
  750,000     Baytex Energy Ltd., Senior Subordinated Notes, 101/2%, 2/15/11 ............................     757,500
1,000,000     Belden & Blake Corp., Senior Subordinated Notes, Series "B", 97/8%, 6/15/07 ...............     820,000
1,000,000     Ferrellgas Partners LP, Senior Subordinated Secured Notes, Series "B", 93/8%, 6/15/06 .....   1,030,000
  250,000     Petroleum Helicopters, Inc., Senior Notes, Series "B", 93/8%, 5/1/09 ......................     253,750
1,000,000     Tesoro Petroleum Corp., Senior Subordinated Notes, Series "B", 9%, 7/1/08 .................     745,000
                                                                                                            ---------
                                                                                                            3,886,250
                                                                                                            ---------
              R.E.I.T. (2.5%)
  250,000     Crescent Real Estate Equities, Senior Notes, 91/4%, 4/15/09(1) ............................     241,374
1,000,000     LNR Property Corp., Senior Subordinated Notes, 101/2%, 1/15/09 ............................   1,007,500
                                                                                                            ---------
                                                                                                            1,248,874
                                                                                                            ---------
              RECREATION (1.7%)
1,000,000     P & O Princess Cruises Plc Guaranteed Debentures, 77/8%, 6/1/27 ...........................     879,086
                                                                                                            ---------
              RETAIL -- SPECIAL LINES (1.0%)
  500,000     Herbalife International, Inc., Senior Subordinated Notes, 113/4%, 7/15/10(1) ..............     490,000
                                                                                                            ---------
              RETAIL STORE (7.2%)
  500,000     Dillards, Inc., Notes, 6.43%, 8/1/04 ......................................................     488,824
  500,000     Dollar General Corp., Guaranteed Notes, 85/8%, 6/15/10 ....................................     517,014
1,000,000     J.C. Penney Co., Inc., Debentures, 6%, 5/1/06 .............................................     925,000
  919,000     J.C. Penney Co., Inc., Notes, 93/4%, 6/15/21 ..............................................     879,943
  250,000     J.C. Penney Co., Inc. Debentures, 81/4%, 8/15/22 ..........................................     216,250
  250,000     K-mart Corp., Senior Notes, 81/4%, 1/1/22(3) ..............................................      77,500
  500,000     Toys 'R' Us, Inc., Senior Notes, 83/4%, 9/1/21 ............................................     476,018
                                                                                                            ---------
                                                                                                            3,580,549
                                                                                                            ---------


--------------------------------------------------------------------------------
                                                                               7

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
  NUMBER OF
   SHARES                                                                                                             VALUE
---------------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS EQUIPMENT (0.6%)
$ 500,000     Lucent Technologies, Inc., Notes, 71/4%, 7/15/06 ..................................................   $  315,000
                                                                                                                    ----------
              TELECOMMUNICATION SERVICES (3.5%)
  220,000     Concentric Network Corp., Senior Notes, 123/4%, 12/15/07(3) .......................................        2,200
1,000,000     Global Crossing Holdings Ltd., Senior Notes, 91/8%, 11/15/06(3) ...................................       10,000
1,000,000     Global Crossing Holdings Ltd., Senior Notes, 8.70%, 8/1/07(3) .....................................       10,000
  500,000     Millicom International Cellular SA, Senior Subordinated Discount Notes, 131/2%, 6/1/06 ............      175,000
1,000,000     Nextlink Communications, Inc., Senior Notes, 103/4%, 6/1/09(3) ....................................       10,000
1,000,000     Qwest Capital Funding, Inc., Guaranteed Note, 7.90%, 8/15/10 ......................................      390,000
1,000,000     TSI Telecommunication Services Inc., Senior Subordinated Notes, 123/4%, 2/1/09(1) .................      950,000
1,500,000     WorldCom Inc., Notes, 71/2%, 5/1/11(3) ............................................................      191,250
                                                                                                                    ----------
                                                                                                                     1,738,450
                                                                                                                    ----------
              TIRE & RUBBER (1.0%)
  500,000     Goodyear Tire & Rubber Co. Notes, 81/8%, 3/15/03 ..................................................      500,270
                                                                                                                    ----------
              TRUCKING/TRANSPORTATION LEASING (2.4%)
1,500,000     AMERCO, Senior Notes, 77/8%, 5/15/03 ..............................................................    1,208,946
                                                                                                                    ----------
              WIRELESS NETWORKING (0.2%)
1,000,000     Metrocall Inc., Senior Subordinated Notes, 11%, 9/15/08(3) ........................................        8,750
  500,000     Spectrasite Holdings Inc., Senior Discount Notes, Series "B", (zero coupon until 3/15/05, 127/8%
              thereafter) 3/15/10 ...............................................................................      107,500
                                                                                                                    ----------
                                                                                                                       116,250
                                                                                                                    ----------
              TOTAL CORPORATE BONDS & NOTES
              (COST $45,965,959) ................................................................................   39,601,052
                                                                                                                    ----------
CONVERTIBLE PREFERRED STOCKS (0.1%)
              CABLE TV (0.1%)
    2,200     Equity Securities Trust, Par $36.05 (each share is convertible to .8197 shares of Common Stock
              @ $6.68) 61/2%, 11/15/04 ..........................................................................       27,390
                                                                                                                    ----------
              TELECOMMUNICATION SERVICES (0.0%)
    2,500     Sprint Corp., Par $25 (each share is convertible to .8364 shares of Common Stock @ $4.10)
              71/8%, 8/17/04 ....................................................................................       17,575
                                                                                                                    ----------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (COST $100,444) ...................................................................................       44,965
                                                                                                                    ----------
PREFERRED STOCKS (0.1%)
              CABLE (0.1%)
   10,000     Adelphia Communications Corp., Series "B", 13%, each share is exchangeable one for one into
              Debentures, Par $100, 7/15/09(3)...................................................................       30,000
                                                                                                                    ----------
              TELECOMMUNICATION SERVICES (0.0%)
    4,953     XO Communications, Inc., 14%, each share is exchangeable one for one into Debentures, Par
              $50, 2/1/09(3) ....................................................................................           50
                                                                                                                    ----------
              TOTAL PREFERRED STOCKS (COST $464,779) ............................................................       30,050
                                                                                                                    ----------

--------------------------------------------------------------------------------
8

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                   JULY 31, 2002
--------------------------------------------------------------------------------


 NUMBER OF
  SHARES                                                              VALUE
-----------------------------------------------------------------------------
COMMON STOCKS (2.3%)
            CABLE (0.1%)
   6,000    Cablevision New York Group, Class "A"(2) ...........   $48,780
   5,000    Charter Communications, Inc. Class "A"(2) ..........    18,000
                                                                   -------
                                                                    66,780
                                                                   -------
            COMPUTER SOFTWARE SERVICES (0.2%)
   8,000    Comverse Technology, Inc.(2) .......................    63,680
   7,000    Novell Inc.(2) .....................................    15,610
                                                                   -------
                                                                    79,290
                                                                   -------
            DIVERSIFIED COMPANIES (0.0%)
   5,000    Service Corp. International, Inc.(2) ...............    11,250
                                                                   -------
            E-COMMERCE (0.0%)
   5,000    Entrust, Inc.(2) ...................................    13,700
                                                                   -------
            FOOD PROCESSING (0.4%)
   5,000    Dole Food Inc. .....................................   149,700
   4,000    SmithField Foods Inc.(2) ...........................    73,560
                                                                   -------
                                                                   223,260
                                                                   -------
            PETROLEUM -- INTEGRATED (0.2%)
   2,000    Enbridge Energy Partners LP. .......................    88,440
                                                                   -------
            PETROLEUM -- PRODUCING (0.1%)
   6,000    Methanex Corp ......................................    48,000
                                                                   -------
            PRECIOUS METALS (0.2%)
   5,000    Goldfields Ltd. ....................................    49,900
   2,000    Newmont Mining Corp ................................    48,800
                                                                   -------
                                                                    98,700
                                                                   -------
            R.E.I.T. (0.7%)
   4,000    Atlantic Realty Trust ..............................    38,640
  15,000    Nationwide Health Properties, Inc. .................   277,200
                                                                   -------
                                                                   315,840
                                                                   -------
            RECREATION (0.1%)
   5,000    JAKKS Pacific Inc.(2) ..............................    57,750
                                                                   -------
            RETAIL -- SPECIAL LINES (0.0%)
   2,000    Liquidation World, Inc. (2) ........................     8,230
                                                                   -------
            SEMICONDUCTOR (0.0%)
   5,000    Conexant Systems Inc.(2) ...........................    10,150
                                                                   -------


--------------------------------------------------------------------------------
                                                                               9

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 2002
--------------------------------------------------------------------------------


  NUMBER OF
  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                                            VALUE
-------------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS EQUIPMENT (0.2%)
   10,000     Lucent Technologies, Inc.(2) .................................................................   $   17,500
    5,000     Scientific Atlanta Inc. ......................................................................       63,250
                                                                                                               -----------
                                                                                                                   80,750
                                                                                                               -----------
              TELECOMMUNICATION SERVICES (0.1%)
   17,657     GST Telecommunications, Inc.(2) ..............................................................           13
    5,000     Nexwave Telecommunications, Inc.(2) ..........................................................        5,250
   10,000     Western Wireless Corp. Class "A"(2) ..........................................................       31,000
                                                                                                               -----------
                                                                                                                   36,263
                                                                                                               -----------
              TOTAL COMMON STOCKS (COST $1,467,097) ........................................................    1,138,403
                                                                                                               -----------
              TOTAL INVESTMENT SECURITIES (91.2%)
              (COST $53,674,935) ...........................................................................   45,756,970
                                                                                                               -----------
REPURCHASE AGREEMENT (6.4%)
(INCLUDING ACCRUED INTEREST)

3,200,000     Collateralized by $2,905,000 U.S. Treasury Bonds 61/4% due 8/15/23, with a value of $3,264,687
              (with Morgan Stanley Dean Witter & Co., Inc., 1.75%, dated 7/31/02, due 8/1/02 delivery
              value $3,200,156) ............................................................................    3,200,156
                                                                                                               -----------
              TOTAL REPURCHASE AGREEMENTS
              (COST $3,200,156) ............................................................................    3,200,156
                                                                                                               -----------
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%) ........................................    1,191,239
                                                                                                               -----------
              NET ASSETS (100.0%) ..........................................................................   $50,148,365
                                                                                                               ===========
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
              SHARE ($50,148,365 + 11,826,739 SHARES OF BENEFICIAL INTEREST OUTSTANDING) ...................   $     4.24
                                                                                                               ===========

(1) 144A SECURITY WHERE CERTAIN CONDITIONS FOR PUBLIC SALE MAY EXIST.

(2) NON-INCOME PRODUCING SECURITY.

(3) DEFAULTED SECURITY.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                              VALUE LINE AGGRESSIVE INCOME TRUST


STATEMENT OF ASSETS AND LIABILITIES                                     STATEMENT OF OPERATIONS FOR THE
AT JULY 31, 2002 (UNAUDITED)                                            SIX MONTHS ENDED JULY 31, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                   (IN THOUSANDS
                                                  EXCEPT PER SHARE
                                                      AMOUNT)                                                         (IN THOUSANDS)
                                                 -----------------                                                    --------------
ASSETS:                                                                 INVESTMENT INCOME:
Investment securities, at value                                         Interest ....................................     $3,418
   (Cost - $53,675) ..........................   $45,757                Dividends ...................................         38
Repurchase agreements                                                   Other .......................................         33
   (Cost - $3,200) ...........................     3,200                                                                  -------
Cash .........................................        52                  Total Income ..............................      3,489
Interest receivable ..........................     1,126                                                                  -------
Receivable for securities sold ...............       303                EXPENSES:
Receivable for trust shares sold .............        68                Advisory fee ................................        248
Dividend receivable ..........................         5                Service and distribution plan fee ...........         83
                                                 -------                Transfer agent fees .........................         30
  TOTAL ASSETS ...............................    50,511                Audit and legal fees ........................         22
                                                 -------                Custodian fees ..............................         18
LIABILITIES:                                                            Printing, checks and stationary .............         14
Payable for trust shares repurchased .........       168                Registration and filing fees ................         13
Dividends payable to shareholders ............        98                Trustees' fees and expenses .................         12
Accrued expenses:                                                       Other .......................................          5
  Advisory fee ...............................        22                                                                  -------
  Service and distribution plan fees                                         Total expenses before custody credits           445
     payable .................................        13                     Less: custody credits ..................         (2)
  Other ......................................        62                                                                  ---------
                                                 -------                     Net Expenses ...........................        443
  TOTAL LIABILITIES ..........................       363                                                                  --------
                                                 -------                NET INVESTMENT INCOME .......................      3,046
NET ASSETS ...................................   $50,148                                                                  --------
                                                 =======                REALIZED AND UNREALIZED LOSS ON
NET ASSETS                                                                 INVESTMENTS
Shares of beneficial interest, at $.01 par                                   Net realized Loss ......................     (2,000)
   value (authorized unlimited,                                              Net Change in Net Unrealized
   outstanding 11,826,739 ) ..................   $   118                        Appreciation (Depreciation) .........     (4,999)
Additional paid-in capital ...................   126,345                                                                  --------
Distributions in excess of net                                          NET REALIZED LOSS AND CHANGE IN NET
   investment income .........................       (73)                  UNREALIZED APPRECIATION
Accumulated net realized loss on                                           (DEPRECIATION) ON INVESTMENTS ............     (6,999)
   investments ...............................   (68,324)                                                                 --------
Unrealized net depreciation of                                          NET DECREASE IN NET ASSETS FROM
   investments ...............................    (7,918)                  OPERATIONS ...............................    $(3,953)
                                                 -------                                                                 =========
NET ASSETS ...................................   $50,148
                                                 =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ($50,148,365 -
   11,826,739 SHARES OF BENEFICIAL
   INTEREST OUTSTANDING) .....................   $  4.24
                                                 =======

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              11

VALUE LINE AGGRESSIVE INCOME TRUST


STATEMENT OF CHANGES IN NET ASSETS FOR THE
SIX MONTHS ENDED JULY 31, 2002 (UNAUDITED) AND FOR THE YEAR ENDED JANUARY 31, 2002
-----------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS
                                                                                  ENDED         YEAR ENDED
                                                                              JULY 31, 2002     JANUARY 31,
                                                                               (UNAUDITED)         2002
                                                                             ---------------   ------------
                                                                                     (IN THOUSANDS)
OPERATIONS:
 Net investment income ...................................................      $   3,046       $    9,075
 Net realized loss on investments ........................................         (2,000)          (7,568)
 Change in net unrealized (depreciation) appreciation ....................         (4,999)            (914)
                                                                                ---------       ----------
 Net increase (decrease) in net assets from operations ...................         (3,953)             593
                                                                                ---------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...................................................         (3,046)          (9,137)
TRUST SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................         14,951          187,919
 Net proceeds from reinvestment of distributions to shareholders .........          2,411            7,157
                                                                                ---------       ----------
                                                                                   17,362          195,076
 Cost of shares repurchased ..............................................        (56,136)        (207,535)
                                                                                ---------       ----------
 Net decrease in net assets from share transactions ......................        (38,774)         (12,459)
                                                                                ---------       ----------
TOTAL DECREASE IN NET ASSETS .............................................        (45,773)         (21,003)
NET ASSETS:
 Beginning of period .....................................................         95,921          116,924
                                                                                ---------       ----------
 End of period ...........................................................      $  50,148       $   95,921
                                                                                =========       ==========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME .........................      $     (73)      $      (73)
                                                                                =========       ==========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                              VALUE LINE AGGRESSIVE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JULY 31, 2002
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) DISTRIBUTIONS. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(D) FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) INVESTMENTS. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount, including original-issue discount required for federal income tax purposes on investments, is earned from settlement date and recognized on the accrual basis.

(F) AMORTIZATION. As required, effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing premium on debt securities. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis. Prior to February 1, 2001, the Trust did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in a $96,107 reduction in cost of securities and a corresponding $96,107 increase in net unrealized appreciation, based on securities held by the Trust on February 1, 2001.

2. TRUST SHARE TRANSACTIONS

Transactions in shares of beneficial interest in the Trust were as follows:

                               SIX MONTHS         YEAR
                                 ENDED            ENDED
                             JULY 31, 2002     JANUARY 31,
                              (UNAUDITED)         2002
                            ---------------   ------------
Shares sold ................     3,204            38,036
Shares issued to
   shareholders in
   reinvestment of
   dividends ...............       524             1,459
                                 -----            ------
                                 3,728            39,495
Shares repurchased .........   (12,132)          (41,579)
                               -------           -------
Net decrease ...............    (8,404)           (2,084)
                               =======           =======

3. PURCHASES AND SALES OF SECURITIES

Purchases and Sales of investment securities, excluding short-term securities, were as follows:

                                 SIX MONTHS
                                   ENDED
                               JULY 31, 2002
                                (UNAUDITED)
                              ---------------
                               (IN THOUSANDS)
PURCHASES:
Investment Securities .........   $18,862
                                  =======
SALES:
Investment Securities .........   $43,527
                                  =======

4. INCOME TAXES

At July 31, 2002, information on the tax components of capital is as follows:

                                               (UNAUDITED)
                                              (IN THOUSANDS)
                                             ---------------
Cost of investments for tax purposes .........   $57,234
                                                 =======
Gross tax unrealized appreciation ............   $   865
Gross tax unrealized depreciation ............    (9,142)
                                                 -------
Net tax unrealized depreciation on
   investments ...............................   $(8,277)
                                                 =======

--------------------------------------------------------------------------------
14

                                              VALUE LINE AGGRESSIVE INCOME TRUST
                                                                   July 31, 2002
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
      AFFILIATES

An advisory fee of $248,147 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the six months ended July 31, 2002. This was computed at an annual rate of .75 of 1% per year on the first $100 million of the Trust's average daily net assets for the period, and .50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $82,716 were paid or payable to the Distributor under this Plan for the six months ended July 31, 2002.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust. At July 31, 2002, the Adviser and certain officers and Trustees owned 219,887 shares of beneficial interest in the Trust, representing 1.86% of the outstanding shares.








--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                        SIX MONTHS
                                           ENDED                                 YEARS ENDED JANUARY 31,
                                       JULY 31, 2002      --------------------------------------------------------------------
                                        (UNAUDITED)           2002          2001         2000         1999             1998
                                      ========================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD ..........................    $     4.74        $    5.24     $     7.22    $    7.45    $    8.66        $    8.21
                                         ---------        ----------     ----------    ---------    ---------        ---------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income .............          0.21             0.49(1)        0.66         0.73         0.78             0.72
  Net gains or losses on
    securities (both realized
    and unrealized) .................         (0.50)           (0.50)(1)      (1.98)       (0.23)       (1.21)            0.45
                                         ----------       ------------   ----------    ---------    ---------        ---------
Total from investment operations              (0.29)           (0.01)         (1.32)        0.50        (0.43)            1.17
                                         ----------       ------------   ----------    ---------    ---------        ---------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ...............         (0.21)           (0.49)         (0.66)       (0.73)       (0.78)           (0.72)
                                         ----------       ------------   ----------    ---------    ---------        ---------
NET ASSET VALUE, END OF PERIOD ......    $     4.24        $    4.74     $     5.24    $    7.22    $    7.45        $    8.66
                                         ==========       ============   ==========    =========    =========        =========
TOTAL RETURN ........................         (6.30)%+         (0.12)%       (19.14)%       7.16%       (5.13)%          14.97%
                                         ==========       ============   ==========    =========    =========        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .........................    $   50,148        $  95,921     $  116,924    $ 169,586    $ 174,805        $ 146,712
Ratio of expenses to average
 net assets .........................          1.34%(3)*        1.23%(3)       1.04%(3)     0.82%(3)     0.81%(2)         0.95%(2)
Ratio of net investment income
 to average net assets ..............          9.25%*           9.72%(1)      10.61%       10.04%        9.81%            8.60%
Portfolio turnover rate .............            32%             140%           184%         154%         140%             251%


(1) AS REQUIRED, EFFECTIVE FEBRUARY 1, 2001, THE TRUST HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JANUARY 31, 2002 ON NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS LESS THAN $.01 PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 9.79% TO 9.72%. PER SHARE AND RATIOS FOR THE YEAR PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.

(2) BEFORE OFFSET OF CUSTODY CREDITS.

(3) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.35% AND 1.24% RESPECTIVELY, AS OF JULY 31, 2002 AND JANUARY 31, 2002 AND WOULD NOT HAVE CHANGED FOR THE YEARS ENDED JANUARY 31, 2001 AND JANUARY 31, 2000.

 +  NOT ANNUALIZED

 *  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16